Investments (Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 258,180	¥ 194,188
Investments held by consolidated investment companies	42,045	53,061
Other equity interests	313,221	450,438
Total	¥ 613,446	¥ 697,687